SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals		$ 12,163	$ 13,157
Governmental authorities	[1]	992	8,383
Other		1,198	751
Other current liabilities		$ 14,353	$ 22,291

[1]	During the six months ended June 30, 2023, the Company elected to advance payment dates related to taxes payable in relation to trapped profits and paid the liability in full.